EARN-OUT SHARES - Schedule of changes in fair value of the earnout liability (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition, Contingent Consideration [Line Items]
Earning liability beginning balance	$ 11,310,000	$ 12,810,000	$ 12,810,000
Change in fair value of earnout liability	(6,700,000)	(1,500,000)	(8,200,000)	$ (9,260,000)
Earnout liability, ending balance	$ 4,610,000	11,310,000	4,610,000	12,810,000
PubCo Merger
Business Acquisition, Contingent Consideration [Line Items]
Earning liability beginning balance		$ 12,810,000	$ 12,810,000
Change in fair value of earnout liability				9,260,000
Earnout liability, ending balance				$ 12,810,000